Headline earnings - Dilutive shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Ordinary shares (in shares)	415,999,026	413,711,485	414,407,622
Fully vested options (in shares)	2,173,297	3,007,509	3,942,155
Weighted average number of shares (in shares)	418,172,323	416,718,994	418,349,777
Dilutive potential of share options (in shares)	176,988	355,659	0
Dilutive number of ordinary shares (in shares)	418,349,311	417,074,653	418,349,777